Share-based payments (Details)	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 GBP (£) EquityInstruments £ / shares	Jun. 30, 2022 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to share-based payment transactions | £		£ 1,969,000		£ 3,385,000	£ 1,026,000
Expenses related to equity-settled share-based payment transactions | £		875,000		1,753,000	198,000
Expenses related to cash-settled share-based payment transactions | £		£ 1,094,000		£ 1,633,000	£ 828,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,674,534	14,674,534
Outstanding in share-based payment arrangement at beginning of year		203,478
Awarded		31,660
Vested		(98,214)
Forfeited		(20,645)
Outstanding in share-based payment arrangement at end of year		116,279		203,478
Fair value of shares awarded (per share) | (per share)	$ 15.92	£ 12.59	$ 23.85	£ 18.75
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		382,079
Awarded		58,809
Vested		(184,297)
Forfeited		(38,951)
Outstanding in share-based payment arrangement at end of year		217,640		382,079